Convertible loans (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands			1 Months Ended
	Aug. 31, 2018 USD ($) $ / shares shares	May 18, 2018 CNY (¥)	Aug. 31, 2018 USD ($) $ / shares shares	Jan. 31, 2018 CNY (¥)	Aug. 31, 2018 CNY (¥) ¥ / shares
Short-term Debt [Line Items]
Capital injection		¥ 31,000
Amount payable to parent after obtaining required foreign exchange approval		¥ 36,000
January 2018 Loan
Short-term Debt [Line Items]
Aggregated principal amount				¥ 5,000
Debt interest rate				8.00%
Term of debt				6 months
August 2018 Loan
Short-term Debt [Line Items]
Aggregated principal amount	$ 5,000		$ 5,000		¥ 34,809
Debt interest rate	8.00%		8.00%		8.00%
Term of debt			4 months
August 2018 Loan | Series A Preferred Shares
Short-term Debt [Line Items]
Number of shares on conversion of convertible debt | shares	2,664,474		2,664,474
Conversion price | (per share)	$ 1.88		$ 1.88		¥ 13.06